Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt consists of the following as of December 31, 2020 and 2019 and as of September 30, 2021 (unaudited):

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Term Loan Payable	$26,187	$32,958	$24,368
Less: Deferred financing fees	(155)	(375)	(37)

	26,032	32,583	24,331
Less: Current portion of Term Loan Payable, net	(26,032)	(2,425)	(24,331)

Term Loan, net of current portion	$—	$30,158	$—